UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:      Errol M Rudman

Address:   712 Fifth Avenue
           20th Floor
           New York, NY 10019

13F File Number: 028-02596

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Errol M Rudman
Title:     Investment Manager
Phone:     (212) 521-5160


Signature, Place and Date of Signing:

/s/ Errol M. Rudman             New York, New York         November 7, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
                NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  38

Form 13F Information Table Value Total:  $226,469
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                                     FORM 13F INFORMATION TABLE
                                                           Errol M Rudman
                                                         September 30, 2007



                              TITLE OF                VALUE       SHRS OR   SH/ PUT/   INVSMT  OTHR           VOTING AUTHORITY
NAME OF ISSUER                CLASS       CUSIP       (X$1000)    PRN AMT   PRN CALL   DSCRTN  MNGRS       SOLE     SHARED    NONE


AKAMAI TECHNOLOGIES INC       COM         00971T101    4,157       144,675  SH          SOLE             144,675
AKAMAI TECHNOLOGIES INC       COM         00971T101    2,873       100,000      CALL    SOLE             100,000
ALTRA HOLDINGS INC            COM         02208R106    2,427       145,600  SH          SOLE             145,600
AMIS HLDGS INC                COM         031538101    1,168       120,329  SH          SOLE             120,329
AMPHENOL CORP NEW             CL A        032095101    7,442       187,170  SH          SOLE             187,170
BEACON ROOFING SUPPLY INC     COM         073685109      911        89,100  SH          SOLE              89,100
BEAR STEARNS COS INC          COM         073902108    6,386        52,000  SH          SOLE              52,000
BELDEN INC                    COM         077454106    9,138       194,800  SH          SOLE             194,800
BIOMIMETIC THERAPEUTICS INC   COM         09064X101    2,900       217,414  SH          SOLE             217,414
BORLAND SOFTWARE CORP         COM         099849101    4,090       940,199  SH          SOLE             940,199
CIT GROUP INC                 COM         125581108    5,628       140,000  SH          SOLE             140,000
CITIGROUP INC                 COM         172967101   15,821       339,000  SH          SOLE             339,000
COMMSCOPE INC                 COM         203372107    2,585        51,450  SH          SOLE              51,450
CVS CAREMARK CORPORATION      COM         126650100    6,434       162,341  SH          SOLE             162,341
EXPRESS SCRIPTS INC           COM         302182100    5,872       105,200  SH          SOLE             105,200
HARRIS STRATEX NTWRKS INC     CL A        41457P106    4,440       254,125  SH          SOLE             254,125
J P MORGAN CHASE & CO         COM         46625H100    5,682       124,000  SH          SOLE             124,000
LAZARD LTD                    SHS A       G54050102    9,917       233,900  SH          SOLE             233,900
LIBERTY GLOBAL INC            COM SER A   530555101    3,908        95,264  SH          SOLE              95,264
LIBERTY GLOBAL INC            COM SER C   530555309    2,160        55,864  SH          SOLE              55,864
LSI CORPORATION               COM         502161102    5,973       805,000  SH          SOLE             805,000
MEDCO HEALTH SOLUTIONS INC    COM         58405U102    6,382        70,600  SH          SOLE              70,600
MERRILL LYNCH & CO INC        COM         590188108    4,391        61,600  SH          SOLE              61,600
3 M CO                        COM         88579Y101    7,954        85,000  SH          SOLE              85,000
MOHAWK INDS INC               COM         608190104    5,398        66,400  SH          SOLE              66,400
MOLEX INC                     COM         608554101    2,651        98,450  SH          SOLE              98,450
MORGAN STANLEY                COM NEW     617446448    9,261       147,000  SH          SOLE             147,000
NETEZZA CORP                  COM         64111N101      393        31,436  SH          SOLE              31,436
OMNICARE INC                  COM         681904108    8,094       244,300  SH          SOLE             244,300
RITCHIE BROS AUCTIONEERS      COM         767744105   10,452       160,550  SH          SOLE             160,550
RUSH ENTERPRISES INC          CL A        781846209    3,683       145,300  SH          SOLE             145,300
SUN MICROSYSTEMS INC          COM         866810104    8,430     1,500,000  SH          SOLE           1,500,000
THOMAS & BETTS CORP           COM         884315102    5,911       100,800  SH          SOLE             100,800
TIME WARNER TELECOM INC       CL A        887319101   18,018       820,112  SH          SOLE             820,112
TRANSDIGM GROUP INC           COM         893641100   16,556       362,200  SH          SOLE             362,200
UBS AG                        SHS NEW     H89231338    3,581        67,250  SH          SOLE              67,250
VYYO INC                      COM NEW     918458209      559        99,457  SH          SOLE              99,457
WEYERHAEUSER CO               COM         962166104    4,844        67,000  SH          SOLE              67,000



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